Asset Retirement Obligations - Changes In Asset Retirement Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Accretion	$ 19,114	$ 17,265
Less current portion of asset retirement obligations	17,138	15,656
Non-current portion of asset retirement obligations	506,677	625,295
Oil and gas assets
Disclosure of other provisions [line items]
Change is asset retirement obligations	(11,311)	25,253
Asset retirement obligation
Disclosure of other provisions [line items]
Balance, beginning of the year	640,951	623,399
Liabilities incurred	20,794	32,635
Liabilities settled	(20,318)	(28,793)
Liabilities acquired from property acquisitions	0	814
Liabilities divested	(104,223)	(9,482)
Accretion	23,012	21,226
Change in estimate	(7,442)	10,113
Changes in discount rates and inflation rates	(24,663)	(17,495)
Foreign currency translation	(4,296)	8,534
Balance, end of the year	$ 523,815	$ 640,951
Asset retirement obligation | Continuing
Disclosure of other provisions [line items]
Estimated risk free rate	3.90%	3.30%
Estimated inflation rate	2.00%	1.80%
Asset retirement obligation | U.S.
Disclosure of other provisions [line items]
Estimated risk free rate	4.80%	4.00%
Estimated inflation rate	2.30%	2.30%
Asset retirement obligation | Oil and gas assets
Disclosure of other provisions [line items]
Change is asset retirement obligations	$ (11,300)	$ 25,300